UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09377
                                                     ---------

                        The Gabelli Blue Chip Value Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Blue Chip Value Fund (the "Fund") declined 7.25% during the first quarter versus declines of 9.44% and 9.47% for the Standard & Poor's ("S&P") 500 Index and the Lipper Large Cap Value Fund Average, respectively.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                                 AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                                 -------------------------------------------------
                                                                                                            Since
                                                                                                          Inception
                                                                 Quarter      1 Year    3 Year   5 Year   (8/26/99)
                                                                 -------      ------    ------   ------   ---------
GABELLI BLUE CHIP VALUE FUND CLASS AAA .......................     (7.25)%     (8.28)%    5.19%   13.84%       4.71%
S&P 500 Index ................................................     (9.44)      (5.08)     5.84    11.32        1.32
Lipper Large Cap Value Average ...............................     (9.47)      (8.38)     5.17    12.01        3.77
Class A ......................................................     (7.24)      (8.24)     5.24    13.90        4.75
                                                                  (12.57)(b)  (13.51)(b)  3.18(b) 12.56(b)     4.03(b)
Class B ......................................................     (7.47)      (8.95)     4.41    13.15        4.35
                                                                  (12.10)(c)  (13.50)(c)  3.49(c) 12.91(c)     4.35
Class C ......................................................     (7.48)      (8.96)     4.42    13.14        4.34
                                                                   (8.40)(d)   (9.87)(d)  4.42    13.14        4.34
Class I ......................................................     (7.17)      (8.00)     5.48    14.07        4.84

IN THE CURRENT PROSPECTUS THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.82%, 1.82%, 2.57%, 2.57%, AND 1.57%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER LARGE CAP VALUE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003, AND THE CLASS I SHARES ON JULY 1, 2004.THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                      ------------
                COMMON STOCKS -- 91.0%
                AEROSPACE -- 1.8%
        7,000   Boeing Co. .....................................   $    520,590
                                                                   ------------
                BANKING -- 7.6%
       16,000   Bank of America Corp. ..........................        606,560
       45,000   Citigroup Inc. .................................        963,900
       13,600   JPMorgan Chase & Co. ...........................        584,120
                                                                   ------------
                                                                      2,154,580
                                                                   ------------
                BUILDING AND CONSTRUCTION -- 1.1%
        4,000   Centex Corp. ...................................         96,840
        5,000   Lennar Corp., Cl. A ............................         94,050
        5,000   Toll Brothers Inc.+ ............................        117,400
                                                                   ------------
                                                                        308,290
                                                                   ------------
                BUSINESS SERVICES -- 2.1%
        9,000   Alliance Data Systems Corp.+ ...................        427,590
        9,000   Deluxe Corp. ...................................        172,890
                                                                   ------------
                                                                        600,480
                                                                   ------------
                COMPUTER HARDWARE -- 4.9%
        6,500   Apple Inc.+ ....................................        932,750
        4,000   International Business Machines Corp. ..........        460,560
                                                                   ------------
                                                                      1,393,310
                                                                   ------------
                COMPUTER SOFTWARE AND SERVICES -- 6.0%
       45,000   EMC Corp.+ .....................................        645,300
        9,000   Fidelity National Information Services Inc. ....        343,260
       25,000   Microsoft Corp. ................................        709,500
                                                                   ------------
                                                                      1,698,060
                                                                   ------------
                DIVERSIFIED INDUSTRIAL -- 2.8%
        6,000   General Electric Co. ...........................        222,060
       10,000   Honeywell International Inc. ...................        564,200
                                                                   ------------
                                                                        786,260
                                                                   ------------
                ELECTRONICS -- 7.0%
       31,000   Applied Materials Inc. .........................        604,810
       32,000   Intel Corp. ....................................        677,760
       25,000   Texas Instruments Inc. .........................        706,750
                                                                   ------------
                                                                      1,989,320
                                                                   ------------
                ENERGY -- 16.6%
        3,000   Anadarko Petroleum Corp. .......................        189,090
       10,500   Chesapeake Energy Corp. ........................        484,575
        6,000   Chevron Corp. ..................................        512,160
        9,050   ConocoPhillips .................................        689,701
        2,000   Diamond Offshore Drilling Inc. .................        232,800
        6,000   Exxon Mobil Corp. ..............................        507,480
       20,000   Halliburton Co. ................................        786,600
       20,000   Nabors Industries Ltd.+ ........................        675,400
        4,000   National - Oilwell Varco Inc.+ .................        233,520
        4,000   Noble Corp. ....................................        198,680
        2,000   Suncor Energy Inc. .............................        192,700
                                                                   ------------
                                                                      4,702,706
                                                                   ------------
                ENTERTAINMENT -- 2.1%
       42,000   Time Warner Inc. ...............................        588,840
                                                                   ------------
                FINANCIAL SERVICES -- 7.0%
        7,000   AllianceBernstein Holding LP ...................        443,660
       13,200   American Express Co. ...........................        577,104
        7,000   Capital One Financial Corp. ....................        344,540

                                                                       MARKET
    SHARES                                                             VALUE
-------------                                                      ------------
        6,000   Merrill Lynch & Co. Inc. .......................   $    244,440
       13,000   Wells Fargo & Co. ..............................        378,300
                                                                   ------------
                                                                      1,988,044
                                                                   ------------
                FOOD AND BEVERAGE -- 1.7%
       16,000   Kraft Foods Inc., Cl. A ........................        496,160
                                                                   ------------
                HEALTH CARE -- 9.5%
        5,000   Aetna Inc. .....................................        210,450
        6,000   Amgen Inc.+ ....................................        250,680
       15,000   Barr Pharmaceuticals Inc.+ .....................        724,650
        5,000   Genentech Inc.+ ................................        405,900
        4,000   Johnson & Johnson ..............................        259,480
        7,000   Schering-Plough Corp. ..........................        100,870
       17,600   Wyeth ..........................................        734,976
                                                                   ------------
                                                                      2,687,006
                                                                   ------------
                INSURANCE -- 4.6%
       10,000   Aflac Inc. .....................................        649,500
       15,000   American International Group Inc. ..............        648,750
                                                                   ------------
                                                                      1,298,250
                                                                   ------------
                METALS AND MINING -- 1.4%
        8,000   Peabody Energy Corp. ...........................        408,000
                                                                   ------------
                PAPER AND FOREST PRODUCTS -- 1.4%
       15,000   International Paper Co. ........................        408,000
                                                                   ------------
                PUBLISHING -- 2.8%
       42,000   News Corp., Cl. B ..............................        799,680
                                                                   ------------
                RETAIL -- 1.8%
        3,000   J.C. Penney Co. Inc. ...........................        113,130
       11,000   Yum! Brands Inc. ...............................        409,310
                                                                   ------------
                                                                        522,440
                                                                   ------------
                SPECIALTY CHEMICALS -- 3.3%
       20,000   E.I. du Pont de Nemours & Co. ..................        935,200
                                                                   ------------
                TELECOMMUNICATIONS -- 5.0%
        7,000   AT&T Inc. ......................................        268,100
       33,000   Clearwire Corp., Cl. A+ ........................        488,730
       18,200   Verizon Communications Inc. ....................        663,390
                                                                   ------------
                                                                      1,420,220
                                                                   ------------
                TRANSPORTATION -- 0.5%
       16,000   AMR Corp.+ .....................................        144,320
                                                                   ------------
                TOTAL COMMON STOCKS ............................     25,849,756
                                                                   ------------

 PRINCIPAL
  AMOUNT
-------------
                U.S. GOVERNMENT OBLIGATIONS -- 9.0%
$2,562,000      U.S. Treasury Bills, 1.254% to 1.956%++,
                   04/03/08 to 06/26/08 ........................      2,556,564
                                                                   ------------
                TOTAL INVESTMENTS -- 100.0%
                   (Cost $27,839,787) ..........................   $ 28,406,320
                                                                   ============
                Aggregate book cost ............................   $ 27,839,787
                                                                   ============
                Gross unrealized appreciation ..................   $  2,677,103
                Gross unrealized depreciation ..................     (2,110,570)
                                                                   ------------
                Net unrealized appreciation/depreciation .......   $    566,533
                                                                   ============

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

               See accompanying notes to schedule of investments.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
      VALUATION INPUTS                                           (MARKET VALUE)
      --------------------------------------------------------   --------------
      Level 1 - Quoted Prices                                    $   25,849,756
      Level 2 - Other Significant Observable Inputs                   2,556,564
                                                                 --------------
      Total                                                      $   28,406,320
                                                                 ==============

----------

                   THE GABELLI BLUE CHIP VALUE FUND                  [LOGO]
                         One Corporate Center
                       Rye, New York 10580-1422
                             800-GABELLI
                            800-422-3554
                         FAX: 914-921-5118
                      WEBSITE: WWW.GABELLI.COM
                      E-MAIL: INFO@GABELLI.COM
        Net Asset Value per share available daily by calling
                      800-GABELLI after 6:00 P.M.

                       BOARD OF TRUSTEES

Mario J. Gabelli, CFA          Mary E. Hauck
CHAIRMAN AND CHIEF             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.          MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita            Werner J. Roeder, MD
ATTORNEY-AT-LAW                MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.      LAWRENCE HOSPITAL                 THE
                                                                 GABELLI
Vincent D. Enright                                               BLUE CHIP
FORMER SENIOR VICE PRESIDENT                                     VALUE
AND CHIEF FINANCIAL OFFICER                                      FUND
KEYSPAN CORP.

                       OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA         Bruce N. Alpert
PORTFOLIO MANAGER              PRESIDENT

Peter D. Goldstein             Agnes Mullady
CHIEF COMPLIANCE OFFICER       SECRETARY AND TREASURER

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
            Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the shareholders  of The Gabelli  Blue Chip Value Fund.  It is not
authorized for  distribution to prospective  investors  unless    FIRST QUARTER REPORT
preceded or accompanied by an effective prospectus.                     MARCH 31, 2008
--------------------------------------------------------------
GAB402Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.